UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22609

Exact name of registrant as specified in charter:	Oppenheimer Global High Yield Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	5/31

Date of reporting period:	07/01/2015-06/30/2016

Item 1.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-22609
Reporting Period: 07/01/2015 - 06/30/2016
Oppenheimer Global High Yield Fund

====================== Oppenheimer Global High Yield Fund ======================

NORTEK, INC.

Ticker:       NTK            Security ID:  656559309
Meeting Date: MAY 03, 2016   Meeting Type: Annual
Record Date:  MAR 04, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Joseph A. Arcuri         For       For          Management
1.2   Elect Director John T. Coleman          For       For          Management
1.3   Elect Director J. David Smith           For       For          Management
2     Ratify Ernst and Young LLP as Auditors    For       For          Management
3     Amend Omnibus Stock Plan                For       Against      Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Global High Yield Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 26, 2016

*By:	/s/ Taylor V. Edwards
------------------------------------------
Taylor V. Edwards, Attorney in Fact